Pension Plans and Postretirement Benefits (Fair Value of Plan Assets) (Details) - USD ($) $ in Millions		12 Months Ended
		Jan. 03, 2016	Dec. 28, 2014
Pension Benefits Domestic Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets - beginning of year		$ 957.5	$ 986.3
Actual return on plan assets		(12.1)	47.5
Employer contribution - other benefit plan		2.2	2.3
Foreign currency changes		0.0	0.0
Benefits paid	[1]	(57.2)	(78.6)
Other		0.0	0.0
Fair value of net plan assets - end of year		890.4	957.5
Pension Benefits Foreign Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets - beginning of year		47.6	52.1
Actual return on plan assets		0.7	4.7
Employer contribution - other benefit plan		0.7	3.3
Foreign currency changes		(2.4)	(3.5)
Benefits paid	[1]	(2.8)	(2.4)
Other		0.0	(6.6)
Fair value of net plan assets - end of year		$ 43.8	$ 47.6

[1]	The 2015 and 2014 amounts include lump sum payments to certain participants of $10.5 million and $32.4 million, respectively.